Note 4 Allocation of earnings (Details) € in Millions	Dec. 31, 2022 EUR (€)
Application of results [Line Items]
Profit or loss for the year allocation of earnings	€ 4,816
Distribution of results
Interim dividends application of results	724
Dividend payables	1,869
Reserves / Acumulated gains	€ 2,223